3. Other income, net (Tables)	12 Months Ended
Dec. 31, 2012
Other income
	2012	2011	2010
	US$’000	US$’000	US$’000

Exchange (loss)/gain, net	(17)	26	(17)
Rental income	65	56	26

	48	82	9

ZHEJIANG
Other income
	2012	2011	2010
	RMB’000	RMB’000	RMB’000

Subsidy income (note i)	7,170	4,483	5,954
Sales of scrapped materials	31	78	-
Others	140	600	120

	7,341	5,161	6,074